Stock Compensation Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation Plan

Note 9. Stock Compensation Plan

In 2011 the Company adopted the 2011 Stock Option Issuance Plan (“2011 Plan”) and subsequently amended it to authorize the Board of Directors to issue up to 4,714,982 incentive grant and non-statutory awards.

The 2018 Stock Option and Incentive Plan (“2018 Plan”) was adopted by our Board of Directors in April 2018 and approved by our stockholders in June 2018 to award up to 1,822,000 shares of our common stock. This plan became effective on the date immediately prior to the effectiveness of the Company’s IPO registration statement. The 2018 Plan replaced the 2011 Plan as our Board of Directors determined not to make additional awards under the 2011 Plan following the closing of our IPO, which occurred in June 2018. The 2018 Plan allows the compensation committee to make equity-based and cash-based incentive awards to our officers, employees, directors and other key persons (including consultants). As of September 30, 2018, there were 1,539,190 awards available for future issuance.

Stock options are granted with an exercise price equal to the market price of the Company’s stock at the date of grant. Stock option awards typically vest over either two years or four years after the grant date and expire ten years from the grant date.

The fair value of each option is estimated on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the following table. The expected life of options represents the period of time that options granted are expected to be outstanding. The risk-free interest rate for periods during the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. For fiscal 2018, the expected volatility is based on the historical volatility of certain peer companies over the most recent period corresponding to the expected life as of the grant date. The expected dividend yield is based on the expected annual dividend as a percentage of the market value of the Company’s ordinary shares as of the grant date. The Company uses historical data to estimate option exercises and employee terminations within the valuation model.

The fair value of stock options granted was estimated with the following weighted average assumptions:

	NINE MONTHS ENDED SEPTEMBER 30,
	2017	2018
Expected term	6.1	6.0
Risk-free interest rate	2.05%	2.80%
Expected volatility	61.23%	58.55%
Expected dividends	—	—

Stock option activity for employee awards for the nine months ended September 30, 2018 was as follows:

	UNITS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE CONTRACTUAL LIFE (YEARS)
Outstanding—January 1, 2018	1,946,230	$1.66	8.70
Issued	1,167,077	12.13
Exercised	(181,884)	1.42
Forfeited	(185,003)	1.94

Outstanding—September 30, 2018	2,746,420	$6.26	8.74

Exercisable—September 30, 2018	2,347,080	$4.54	8.60

Vested and expected to vest at September 30, 2018	2,470,131	$6.07	8.70

The weighted average fair value of awards granted during the nine months ended September 30, 2018 was $6.53 per share. The total intrinsic value of options exercised during the nine months ended September 30, 2018 was $1.7 million. The aggregate intrinsic value of awards vested and expected to vest as of September 30, 2018 was $29.3 million.

The Company also granted stock options to non-employees. These awards are marked to fair value at the end of each reporting period until they vest. Stock option activity for these awards for the nine months ended September 30, 2018 was as follows:

	UNITS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE CONTRACTUAL LIFE (YEARS)
Outstanding—January 1, 2018	33,125	$1.91	6.75
Issued	—	—
Exercised	(26,337)	2.17
Forfeited	—	—

Outstanding—September 30, 2018	6,788	$1.09	4.89

Exercisable—September 30, 2018	6,737	$1.09	4.89

Vested and expected to vest at September 30, 2018	6,737	$1.09	4.89

The aggregate intrinsic value of awards vested and expected to vest at September 30, 2018 was $111,000. The aggregate intrinsic value of awards exercisable as of September 30, 2018 was $111,000. The company recognized expense associated with these awards of $114,000 and $12,000 for the nine months ended September 30, 2018 and 2017, respectively.

The following table summarizes the reporting of total stock-based compensation expense resulting from employee and non-employee stock options:

	NINE MONTHS ENDED SEPTEMBER 30,
(in thousands)	2017	2018
Research and development	$46	$398
General and administrative	305	751

Total stock-based compensation	$351	$1,149

At September 30, 2018, there was a total of $6.9 million of unrecognized compensation expense that is expected to be recognized over a weighted average period of 1.51 years.

Note 9. Stock Compensation Plan

In 2011 the Company adopted the 2011 Stock/Option Issuance Plan (“2011 Plan”) and subsequently amended to authorize the Board of Directors to issue up to 4,378,116 incentive grant and non-statutory awards. Options and restricted stock granted to employees under the 2011 Plan typically vest over a 48-month period and options and restricted stock granted to non-employee directors vest over a 24-month period. All stock awards typically expire 10 years after they were issued. Subsequent to December 31, 2017 the shareholders approved an increase of 336,866 incentive grant and non-statutory awards allowed to be granted under the 2011 Plan.

The fair value of stock options was estimated with the following weighted average assumptions:

	YEARS ENDED DECEMBER 31,
	2016	2017
Expected term	5.88	6.06
Expected volatility	61.46%	61.10%
Risk-free interest rate	1.48%	2.06%
Expected dividends	—	—

Stock option activity for employee awards for the year ended December 31, 2016 and 2017 is as follows:

	UNITS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE CONTRACTUAL LIFE (YEARS)
Outstanding—January 1, 2016	364,612	$1.32	6.33
Issued	138,115	2.71
Exercised	(12,538)	0.87
Forfeited	(9,350)	1.23

Outstanding—December 31, 2016	480,838	1.69	6.71
Issued	1,642,565	1.64
Exercised	(117,318)	1.59
Forfeited	(13,256)	1.83
Expired	(46,599)	1.53

Outstanding—December 31, 2017	1,946,230	$1.66	8.71

Exercisable—December 31, 2017	1,709,929	$1.64	8.70

Vested and expected to vest at December 31, 2017	1,735,470	$1.66	8.70

The weighted average grant date fair value of awards granted during the years ended December 31, 2016 and 2017 was $1.55 and $0.94 per share, respectively. The total intrinsic value of options exercised during the years ended December 31, 2016 and 2017 was $9,000 and $1,258,000 respectively. The aggregate intrinsic value of awards vested and expected to vest as of December 31, 2016 and 2017 was $122,000 and $7,422,000, respectively.

Restricted stock awards for employees for the 2011 Plan for the years ended December 31, 2016 and 2017 is as follows:

SHARES
Outstanding—January 1, 2016	96,849
Granted	103,867
Vested	(99,898)

Outstanding—December 31, 2016	101,118
Vested	(101,118)

Outstanding—December 31, 2017	—

The weighted average grant date fair value of awards issued in 2016 was $294,000 and the intrinsic fair value of shares vested and expected to vest during the year ended December 31, 2016 was $157,000. There were no awards granted during 2017 or outstanding as of December 31, 2017.

The following table summarizes the reporting of total stock-based compensation expense resulting from employee and non-employee stock options and restricted stock awards:

	YEARS ENDED DECEMBER 31,
(In thousands)	2016	2017
Research and development	$78	$62
General and administrative	462	437

Total stock-based compensation	$540	$499

There was a total of $1,311,000 of unrecognized compensation expense that is expected to be recognized over a weighted average period of 1.34 years.

The Company also granted stock options to non-employees. These awards are marked to fair-value at the end of each reporting period. Stock option activity for these awards for the years ended December 31, 2016 and 2017 is as follows:

	UNITS	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE CONTRACTUAL LIFE (YEARS)
Outstanding—January 1, 2016	27,510	0.89	7.15
Issued	14,036	2.83
Exercised	(12,866)	0.82
Forfeited	(1,170)	0.82

Outstanding—December 31, 2016	27,510	1.91	7.75
Issued	5,614	1.55

Outstanding—December 31, 2017	33,124	$1.91	6.75

Exercisable—December 31, 2017	27,510	$1.91	6.75

Vested and expected to vest at December 31, 2017	27,510	$1.91	6.74

The aggregate intrinsic value of awards vested and expected to vest at December 31, 2016 and 2017 was $8,000 and $110,000 respectively. The aggregate intrinsic value of awards exercisable as of December 31, 2016 and 2017 was $8,000 and $111,000, respectively. The company recognized expense associated with these awards of $8,000 and $35,000 for the years ended December 31, 2016 and 2017, respectively.